SCHEDULE OF FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Warrants and Rights Outstanding
Initial Measurements	25,447
Decrease in Fair Value	(9,734)
Translation differences	163
Warrants and Rights Outstanding	15,876
Backstop Warrants [Member]
Warrants and Rights Outstanding
Initial Measurements	12,854
Decrease in Fair Value	(3,919)
Translation differences	77
Warrants and Rights Outstanding	9,012
Private Warrants [Member]
Warrants and Rights Outstanding
Initial Measurements	1,698
Decrease in Fair Value	(612)
Translation differences	11
Warrants and Rights Outstanding	1,097
Public Warrants [Member]
Warrants and Rights Outstanding
Initial Measurements	7,680
Decrease in Fair Value	(3,825)
Translation differences	54
Warrants and Rights Outstanding	3,909
Representative Units [Member]
Warrants and Rights Outstanding
Initial Measurements	3,215
Decrease in Fair Value	(1,378)
Translation differences	21
Warrants and Rights Outstanding	$ 1,858